Acquisition of businesses	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisition of businesses	Acquisition of businesses
LatAm Business

On August 3, 2007, the Company, indirectly through its wholly-owned subsidiary ADBV, entered into a Stock Purchase Agreement with McDonald’s Corporation pursuant to which the Company completed the acquisition of the McDonald’s business in Latin America and the Caribbean for a final purchase price of $698,080.

The acquisition of the LatAm business was accounted for by the purchase method of accounting and, accordingly, the purchase price was allocated to the assets acquired and liabilities assumed based on the estimated fair values at the date of acquisition. When the fair value of the net assets acquired exceeded the purchase price, the resulting negative goodwill was allocated to partially reduce the fair value of the non-current assets acquired on a pro-rata basis.

In connection with this transaction, ADBV and certain subsidiaries (the “MF subsidiaries”) also entered into 20-year Master Franchise Agreements (“MFAs”) with McDonald’s Corporation which grants to the Company and its MF subsidiaries the following:
i.The right to own and operate, directly or indirectly, franchised restaurants in each territory;
ii.The right and license to grant sub franchises in each territory;
iii.The right to adopt and use, and to grant the right and license to sub franchisees to adopt and use, the system in each territory;
iv.The right to advertise to the public that it is a franchisee of McDonald’s;
v.The right and license to grant sub franchises and sublicenses of each of the foregoing rights and licenses to each MF subsidiary.

The Company is required to pay to McDonald’s Corporation continuing franchise fees (Royalty fees) on a monthly basis. The amount to be paid during the first 10 years of the MFAs was equal to 5% of the US dollar equivalent of the gross product sales of each of the franchised restaurants. This percentage increased to 6% for the subsequent 5-year period and will increase to 7% during the last 5-year period of the agreement. Payment of monthly royalties is due on the seventh business day of the next calendar month. As a consequence of the negative impacts of the spread of COVID-19 on the Company’s operations, McDonald’s granted the Company a deferral of all the royalty payments due related to sales from March to July 2020, settled during the first half of 2021.

Pursuant to the MFAs provisions, McDonald’s Corporation has the right to (a) terminate the MFAs, or (b) exercise a call option over the Company’s shares or any MF subsidiary, if the Company or any MF subsidiary (i) fails to comply with the McDonald’s system (as defined in the MFAs), (ii) files for bankruptcy, (iii) defaults on its financial debt payments, (iv) substantially fails to achieve targeted openings and reinvestments requirements, or (v) upon the occurrence of any other event of default as defined in the MFAs.
Other acquisitions

During fiscal years 2021, 2020 and 2019, the Company acquired certain franchised restaurants in certain territories. Presented below is supplemental information about these acquisitions:

Purchases of restaurant businesses:	2021	2020	2019
Property and equipment	$185	$16,756	$1,471
Identifiable intangible assets	—	4,922	1,347
Goodwill	—	1,224	1,589
Assumed debt	—	—	(77)
Gain on purchase of franchised restaurants	—	(1,708)	(767)
Purchase price	185	21,194	3,563
Seller financing	—	(1,000)	—
Settlement of franchise receivables	—	(16,361)	(905)
Net cash paid at acquisition date	$185	$3,833	$2,658

Since the acquisition of the McDonald’s business in Latin America and the Caribbean, Puerto Rican franchisees had filed some lawsuits against McDonald’s Corporation and certain subsidiaries purchased by the Company. On December 28, 2019 and March 31, 2020, the Company reached confidential settlement agreements with these franchisees, finalizing all controversies and disputes among the parties. As a consequence of the agreements, during January and May 2020, the Company acquired all the restaurants pertaining to the Puerto Rican franchisees, increasing its property and equipment in $14,290.